Significant Accounting Policies - Schedule of Basic and Diluted Net Income (Loss) Per Ordinary Share (Details)	3 Months Ended	8 Months Ended
	Sep. 30, 2025 USD ($) $ / shares shares	Sep. 30, 2025 USD ($) $ / shares shares
Significant Accounting Policies - Schedule of Basic and Diluted Net Income (Loss) Per Ordinary Share (Details) [Line Items]
Net income	$ 1,879,085	$ 2,062,713
Less: Remeasurement of Class A ordinary shares to redemption value	(2,106,133)	(20,051,237)
Net loss including accretion of Class A redeemable shares to redemption value	$ (227,048)	(17,988,524)
Less: Remeasurement of Class A ordinary shares to redemption value based on ownership percentage		$ 203,677,270
Non-redeemable Class A and Class B Ordinary Shares [Member]
Significant Accounting Policies - Schedule of Basic and Diluted Net Income (Loss) Per Ordinary Share (Details) [Line Items]
Total number of shares (in Shares) | shares	7,837,163	7,837,163
Net income allocated by class	$ 526,665	$ 486,646
Less: Remeasurement of Class A ordinary shares to redemption value based on ownership percentage	(590,302)	(5,619,909)
Plus: Accretion applicable to remeasurement of redeemable Class A ordinary shares to redemption value	0	0
Total (loss) income based on ownership percentage	$ (63,637)	$ (5,133,263)
Weighted average shares outstanding (in Shares) | shares	7,837,163	6,976,822
Basic and diluted net income (loss) per share (in Dollars per share) | $ / shares	$ (0.01)	$ (0.74)
Basic and diluted net (loss) income per share (in Dollars per share) | $ / shares	$ (0.01)	$ (0.74)
Redeemable shares Class A Ordinary Shares [Member]
Significant Accounting Policies - Schedule of Basic and Diluted Net Income (Loss) Per Ordinary Share (Details) [Line Items]
Total number of shares (in Shares) | shares	20,125,000	20,125,000
Net income allocated by class	$ 1,352,420	$ 1,576,067
Less: Remeasurement of Class A ordinary shares to redemption value based on ownership percentage	(1,515,831)	(14,431,328)
Plus: Accretion applicable to remeasurement of redeemable Class A ordinary shares to redemption value	2,106,133	20,051,237
Total (loss) income based on ownership percentage	$ 1,942,722	$ 7,195,976
Weighted average shares outstanding (in Shares) | shares	20,125,000	9,155,579
Basic and diluted net income (loss) per share (in Dollars per share) | $ / shares	$ 0.1	$ 0.79
Basic and diluted net (loss) income per share (in Dollars per share) | $ / shares	$ 0.1	$ 0.79
Ownership Percentage [Member] | Non-redeemable Class A and Class B Ordinary Shares [Member]
Significant Accounting Policies - Schedule of Basic and Diluted Net Income (Loss) Per Ordinary Share (Details) [Line Items]
Ownership percentage	28.00%	28.00%
Ownership Percentage [Member] | Redeemable shares Class A Ordinary Shares [Member]
Significant Accounting Policies - Schedule of Basic and Diluted Net Income (Loss) Per Ordinary Share (Details) [Line Items]
Ownership percentage	72.00%	72.00%